Basis of Presentation and Summary of Significant Accounting Policies - Leases (Details)	Dec. 31, 2023
Minimum
Lessee, Lease, Description [Line Items]
Lease terms, operating lease	3 years
Lease terms, finance lease	3 years
Maximum
Lessee, Lease, Description [Line Items]
Lease terms, operating lease	10 years
Lease terms, finance lease	10 years